Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Current Assets [Abstract]
Other Current Assets
	December 31,
	2015	2016
Inventories	$18,088	$12,988
Deferred mobilization expenses	43,825	6,351
Prepayments and advances	20,607	10,500
Other	2,013	85
Total	$84,533	$29,924